Supplemental Cash Flow Disclosure - Summary of Supplemental Cash Flow Disclosure - Non-cash Transactions (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Supplementary Cash Flow Information [Abstract]
Acquired property, plant and equipment included in trade and other payables	$ 198,868	$ 1,637,180
Intangible assets included in trade and other payables	$ 90,500	712,553
Intangible assets included in long-term payables		379,948
Provision settled in shares of the Corporation (note 12 (b))		3,312,000
Deferred lease inducements against right-of-use assets for IFRS 16 transition (note 3 (q)(i))		207,745
Prepaid rent applied against right-of-use assets for IFRS 16 transition (note 3 (q)(i))		22,127
Settlement of pre-existing relationship included in prepaid expenses (note 4)		1,228,635
Common shares of Acasti held by the Corporation transferred to settle provision (note 12 (b))		$ 2,310,000